Electronics Fund Average Annual Total Returns - Investor Class and Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	36.61%	24.55%	22.35%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	16.69%	21.69%	20.15%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.88%	21.09%	19.40%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.88%	17.55%	16.97%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	16.40%	21.39%	19.83%